Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1501 Fax +1 617 369 0205 TWRakestraw@StateStreet.com

October 23, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
    Securities Act File No. 333-92935;
    Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated October 21, 2015, do not differ from those contained in Post-Effective Amendments listed below to the Trust’s Registration Statement on Form N-1A, filed electronically on October 21, 2015:

Series	Post-Effective Amendment No.
iShares Currency Hedged MSCI ACWI Minimum Volatility ETF	1,512
iShares Currency Hedged MSCI EAFE Minimum Volatility ETF	1,513
iShares Currency Hedged MSCI Europe Minimum Volatility ETF	1,514
iShares Currency Hedged MSCI Europe Small-Cap ETF	1,515

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.